Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Oil and Gas Property Interests

6.     Oil and Gas Property Interests

Following is the aggregate amount of capitalized costs relating to unproven oil and natural gas producing activities and the aggregate amount of surrendered interests at December 31, 2011 and 2010:

	Year Ended
	December 31,
	2011	2010

Balance, beginning of the year	$354,680	$334,921

Lease and acquisition costs	22,192	39,810
Geological and geophysical costs	-	7,529
Total costs for the year	22,192	47,339

Surrendered oil and gas property interests	(133,630)	(27,580)

Balance, end of the year	$243,242	$354,680

All of the Company’s leases are located in the Province of Alberta with a focus on two areas known as the Highvale and Suffield regions. All of the leases are for a five-year term, generally require minimum annual lease payments of $3.50 per hectare, and grant the Company the right to explore for potential natural gas opportunities on the respective leased property. The Company’s current leases are set to expire on various dates during 2012.

Acquisition and Disposition of Interests

On March 11, 2010, the Company entered into a Petroleum and Natural Gas (“P&NG”) with the Province of Alberta.  This lease covers 192 hectares of land in the Highvale area.  The lease was acquired through a public auction process that required the Company to submit sealed bids for land packages being auctioned by the provincial government.  Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately paid the government the bid price of $11,857, and entered into a formal five year lease with the government.    The bid price included the first year’s minimum annual lease payments.

On March 24, 2010, the Cooking Lake Property expired and the company no longer holds any interest in the property. In a series of transactions from March 31, 2010 to August 20, 2010, the Company surrendered its rights and obligations to 7 Alberta Crown P&NG Leases. During the year ended December 31, 2010, the Company wrote off the carrying amount of the total oil and gas property interests surrendered of $27,580.

On June 14, 2010, the Company entered into a Property Option Agreement (the “Option Agreement”) with a related party by common directors (“Option Holder”), whereas the Company wishes to grant 100% right, title and interest in the Highvale leases in the Central Plains area of Alberta consisting of 18 petroleum and natural gas leases for a total of approximately 3,316 hectares. Upon signing the Option Agreement, the Option Holder paid $5,000 and agreed to pay an additional $175,000 on or before June 15, 2011 to earn full right and authority to the property. On June 15, 2011, the Company and the Option Holder agreed to extend the Option Agreement to on or before December 31, 2012. The Company and the Option Holder also removed 3 of the 18 petroleum and natural gas leases from the Option Agreement. During the year ended December 31, 2010, the Option Holder made payments to the Company of $7,500 on August 03, 2010, $6,500 on October 12, 2010 and $5,000 on November 12, 2010. The obligation of the Option Holder to fulfill the Option Agreement terms is subject to a condition precedent including physical and environmental inspection and review of all leases. Any amounts paid to the Company are fully refundable until the Option Holder waives such conditions. At December 31, 2011, the condition was not waived and therefore the $24,000 that the Option Holder has paid the Company to date is included in accrued liabilities at both December 31, 2011 and 2010. See Note 13. Related Party Transactions.

During 2011, the Company surrendered leases with the Province of Alberta due to the lack of potential for unconventional tight gas sands. Additionally, at December 31, 2011, the Company identified leases, that it intended to surrender or were set to expire in early 2012, for which it did not intend to file a continuation application with the Province of Alberta. Accordingly, the Company deemed it appropriate to write off the carrying value of these leases at December 31, 2011. During the year ended December 31, 2011, the Company wrote off a total of $133,630 related to these leases that were surrendered and expired. The Company no longer holds any interest in these properties and all amounts paid for the leases are non-refundable.

During the year ended December 31, 2011, the Company made annual lease payments totalling $22,192 to the Province of Alberta. At December 31, 2011, the Company has 27 leases (excluding the leases that expired in early 2012) requiring total annual lease payments of $14,392 in 2012.